UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2012
                                                      ------------------------

Check here if Amendment [  ]; Amendment
Number:                                    -----------------
    This Amendment (Check only one.):         [  ]  is a restatement.
                                              [  ]  adds new holdings entries.

Institutional Investment Manager filing this Report:
Name:          SPM Products, L.L.C.
               ------------------------------------------
               Clearwater House
               ------------------------------------------
               2187 Atlantic Street, 4th Floor
               ------------------------------------------
               Stamford, CT 06902
               ------------------------------------------


Form 13F File Number:
28-                           -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Christopher Russell
             ---------------------------------------------------------------
Title:         Member of Upper Shad Associates, LLC,
               Managing member of  SPM Products, L.L.C.
             ---------------------------------------------------------------
Phone:       ---------------------------------------------------------------

Signature, Place, and Date of Signing:
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
     /s/ Christopher Russell             Stamford, CT            May 14, 2012
--------------------------------     -------------------     -------------------
           [Signature]                   [City, State]              [Date]
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[X ]  13F HOLDINGS  REPORT.  (Check  here  if  all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    1
                                            --------------------
Form 13F Information Table Entry Total:               0
                                            --------------------
Form 13F Information Table Value Total:              $0
                                            --------------------
                                                 (thousands)

List of Other Included Managers:  0

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  Column 1                           Column 2   Column 3     Column 4       Column 5         Column 6    Column 7      Column 8
                                                                                                                   VOTING AUTHORITY
Name of Issuer                       Title of    CUSIP        Value     Shares  SH/   Put/   Investment  Other       Shared    None
                                      Class                  (x$1000)    Held   PRN   Call   Discretion  Managers
------------------------------------------------------------------------------------------------------------------------------------
None                                  N/A        N/A           0          0       0     0     N/A         N/A           0        0

                                                                        3

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